UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number: 811-10543

Name of Fund: BlackRock Core Bond Trust (BHK)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John Perlowski, Chief Executive Officer, BlackRock Core Bond Trust, 55 East 52nd Street, New York City, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31

Date of reporting period: 07/01/2021 – 06/30/2022

Item 1 – Proxy Voting Record – Attached hereto.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-10543
Reporting Period: 07/01/2021 - 06/30/2022
BlackRock Core Bond Trust

========================== BlackRock Core Bond Trust ===========================

PIONEER ENERGY SERVICES CORP.

Ticker:       PESXQ          Security ID:  723664207
Meeting Date: SEP 28, 2021   Meeting Type: Special
Record Date:  AUG 25, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Merger Agreement                For       For          Management
2     Advisory Vote on Golden Parachutes      For       Abstain      Management

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PIONEER ENERGY SERVICES CORP.

Ticker:       PESXQ          Security ID:  723664AC2
Meeting Date: SEP 28, 2021   Meeting Type: Special
Record Date:  AUG 25, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Merger Agreement                For       For          Management
2     Advisory Vote on Golden Parachutes      For       Abstain      Management

========== END NPX REPORT

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Core Bond Trust

By:	/s/ John Perlowski
John Perlowski
Chief Executive Officer of
BlackRock Core Bond Trust

Date: August 25, 2022